Condensed Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Cash	$ 178,791	$ 451,473	$ 19,542
Deferred offering costs			214,767
Prepaid expenses	164,888	214,808
Total current assets	343,679	666,281	19,542
Investments held in Trust Account	180,179,782	178,487,410
Total assets	180,523,461	179,153,691	234,309
Liability, Class A Common Stock Subject to Possible Redemption, and Stockholders’ Deficit
Accrued offering costs and expenses	442,831	409,415	85,682
Accounts payable	68,665	58,629
Promissory note – related party			127,385
Due to related party	100
Deferred tax liability	143,510	119,625
Income taxes payable	734,961	371,372
Total current liabilities	1,390,067	959,041	213,067
Warrant liability	483,341	663,541
Deferred underwriting commissions	6,900,000	6,900,000
Total liabilities	8,773,408	8,522,582	213,067
Commitments and Contingencies (Note 6)
Class A common stock subject to possible redemption, $0.0001 par value; 100,000,000 shares authorized and 17,250,000 shares issued and outstanding, respectively, at redemption value of $10.39 and $10.31 as of March 31, 2023 and December 31, 2022, respectively	179,249,674	177,794,726
Stockholders’ Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A common stock, $0.0001 par value; 100,000,000 shares authorized; none issued and outstanding, (excluding 17,250,000 shares subject to possible redemption) at March 31, 2023 and December 31, 2022
Class B common stock, $0.0001 par value; 10,000,000 shares authorized; 4,312,500 shares issued and outstanding at March 31, 2023 and December 31, 2022	431	431	431
Additional paid-in capital			24,569
Accumulated deficit	(7,500,052)	(7,164,048)	(3,758)
Total stockholders’ deficit	(7,499,621)	(7,163,617)	21,242
Total Liabilities, Class A Common Stock Subject to Possible Redemption, and Stockholders’ Deficit	$ 180,523,461	$ 179,153,691	$ 234,309